Fair Value Measurements Using Significant Unobservable Inputs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Actual return on plan assets:
Ending balance	$ 559.7	$ 497.2
Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	33.5	41.3	70.4
Actual return on plan assets:
Relating to assets still held at the reporting date	1.9	0.7	3.3
Relating to assets sold during the period	2.7	0.5	5.3
Purchases, sales, and settlements			(37.7)
Purchases	25.5	1.4
Sales	(13.7)	(10.4)
Ending balance	49.9	33.5	41.3
Level 3 | Hedge Funds, Multi-strategy
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	2.7	6.0	19.2
Actual return on plan assets:
Relating to assets still held at the reporting date	1.7	0.2	0.2
Relating to assets sold during the period	(0.5)		0.7
Purchases, sales, and settlements			(14.1)
Purchases	25.0
Sales	(2.2)	(3.5)
Ending balance	26.7	2.7	6.0
Level 3 | Private Equity Funds
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	28.3	31.5	29.8
Actual return on plan assets:
Relating to assets still held at the reporting date	0.5	0.3	2.4
Relating to assets sold during the period	2.4	0.7	0.9
Purchases, sales, and settlements			(1.6)
Purchases	0.5	1.4
Sales	(9.2)	(5.6)
Ending balance	22.5	28.3	31.5
Level 3 | Real Estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Beginning balance	2.5	3.8	21.4
Actual return on plan assets:
Relating to assets still held at the reporting date	(0.3)	0.2	0.7
Relating to assets sold during the period	0.8	(0.2)	3.7
Purchases, sales, and settlements			(22.0)
Sales	(2.3)	(1.3)
Ending balance	$ 0.7	$ 2.5	$ 3.8